Financial gain (loss) - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Gain (Loss) [Line Items]
Foreign exchange gain (loss) on translation of cash and cash equivalents	€ 2,382	€ (5,072)	€ 0
United States of America, Dollars
Disclosure Of Financial Gain (Loss) [Line Items]
Foreign exchange gain (loss) on translation of cash and cash equivalents	2,035	(3,196)
Foreign currency translation differences gain (loss)	€ 714	€ (1,488)